Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended
	Dec. 31, 2020	Oct. 14, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants outstanding	$ 5,426,000
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	13,275,495
VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in trust non current	207,376,213	$ 207,396,459
Public Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants outstanding	10,368,601	10,368,601
Private Placement Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants outstanding	6,147,440	6,147,440
US Treasury Securities [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in trust non current	$ 207,376,213	$ 207,396,459